Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (110)	$ 114	$ (5)	$ 339
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(16)	(36)	(10)	(71)
Net change of the effective portion of designated cash flow hedges	(14)	(21)	(14)	(21)
Total comprehensive income (loss)	$ (140)	$ 57	$ (29)	$ 247